Revenue - Summary of Revenue by Service Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of products and services [line items]
Revenue	$ 1,323,365	$ 1,224,262	$ 1,109,800
Industry-specific [member]
Disclosure of products and services [line items]
Revenue	539,461	451,829	431,770
Finance and accounting [member]
Disclosure of products and services [line items]
Revenue	284,539	281,826	248,572
Customer experience services [member]
Disclosure of products and services [line items]
Revenue	267,115	237,558	189,615
Research and analytics [member]
Disclosure of products and services [line items]
Revenue	163,529	131,694	116,081
Others [member]
Disclosure of products and services [line items]
Revenue	$ 68,721	$ 121,355	$ 123,762